DESCRIPTION OF THE PLAN - Schedule of Parties-in-Interest Transactions (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,206,092,188	$ 1,047,115,779
Notes receivable from participants	19,074,539	17,945,832
Fidelity Balanced Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	125,941,839	112,045,004
Fidelity Total Bond Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	14,762,186	12,749,483
Fidelity U.S. Bond Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	6,500,502	5,405,858
Fidelity Stock Selector Small Cap Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	9,590,617	8,075,604
Aflac Incorporated Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 192,410,829	$ 194,533,469